Baillie Gifford International Stock Portfolio Investment Objectives and Goals - Baillie Gifford International Stock Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Baillie Gifford International Stock Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term growth of capital.